Performance Management	Mar. 31, 2026
Needham Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]
The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Growth Fund compare to those of a broad-based securities market index and certain style-specific indices.
The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund’s website at www.needhamfunds.com.
Performance Past Does Not Indicate Future [Text]	The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Growth Fund compare to those of a broad-based securities market index and certain style-specific indices.
Performance Additional Market Index [Text]	The Growth Fund has selected the Bloomberg indices to replace the Russell and S&P indices, effective March 31, 2026, because the Growth Fund believes the Bloomberg indices are more representative of and more suited to the Growth Fund’s portfolio. Performance of the Russell and S&P indices will not be shown in the future.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]	During the ten-year period shown in the above chart, the highest quarterly return was 30.69% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.34% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	30.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Comparative indices reflect no deductions for fees, expenses, or taxes.
Performance Table Closing [Text Block]
Source for Russell and S&P indices: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 3000® Index, Russell MidCap® Growth Index, and S&P MidCap 400® Growth (each, the “Index”) vest in the relevant LSE Group company which owns each Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Needham Growth Fund or the suitability of the Index with respect to the Needham Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Needham Growth Fund and does not promote, sponsor or endorse the Needham Growth Fund or the content of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.needhamfunds.com
Needham Aggressive Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]
The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the performance of the Aggressive Growth Fund’s Retail Class shares from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of a broad-based securities market index and style-specific index.

The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth Fund’s website at www.needhamfunds.com.

Performance Past Does Not Indicate Future [Text]	The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the performance of the Aggressive Growth Fund’s Retail Class shares from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of a broad-based securities market index and style-specific index.
Performance Additional Market Index [Text]	The Aggressive Growth Fund has selected the Bloomberg indices to replace the Russell indices, effective March 31, 2026, because the Aggressive Growth Fund believes the Bloomberg indices are more representative of and more suited to the Aggressive Growth Fund’s portfolio. Performance of the Russell indices will not be shown in the future.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]
During the ten-year period shown in the above chart, the highest quarterly return was 34.85% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.72% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	34.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Narrative
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Comparative indices reflect no deductions for fees, expenses, or taxes.
Performance Table Closing [Text Block]
Source for Russell Indices: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 3000® Index and Russell 2000® Growth Index (each, the “Index”) vest in the relevant LSE Group company which owns the Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Needham Aggressive Growth Fund or the suitability of the Index with respect to the Needham
Aggressive Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Needham Aggressive Growth Fund and does not promote, sponsor or endorse the Needham Aggressive Growth Fund or the content of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares may vary.

Performance Availability Website Address [Text]	www.needhamfunds.com
Needham Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]
The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the performance of the Small Cap Growth Fund’s Retail Class shares from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of a broad-based securities market index and style-specific index.

The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth Fund’s website at www.needhamfunds.com.

Performance Past Does Not Indicate Future [Text]	The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the performance of the Small Cap Growth Fund’s Retail Class shares from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of a broad-based securities market index and style-specific index.
Performance Additional Market Index [Text]	The Small Cap Growth Fund has selected the Bloomberg indices to replace the Russell indices, effective March 31, 2026, because the Small Cap Growth Fund believes the Bloomberg indices are more representative of and more suited to the Small Cap Growth Fund’s portfolio. Performance of the Russell indices will not be shown in the future.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]
During the ten-year period shown in the above chart, the highest quarterly return was 36.32% (for the quarter ended December 31, 2020) and the lowest quarterly return was -26.13% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	36.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Narrative
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Comparative indices reflect no deductions for fees, expenses, or taxes.
Performance Table Closing [Text Block]
Source for Russell indices: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 3000® Index and Russell 2000® Growth Index (each, an “Index”) vest in the relevant LSE Group company which owns the Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Small Cap Growth Fund or the suitability of the Index with respect to the Small Cap Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Small Cap Growth Fund and does not promote, sponsor or endorse the Small Cap Growth Fund or the content of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.
Performance Availability Website Address [Text]	www.needhamfunds.com.